Inventories	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories

	March 31, 2014	December 31, 2013
Finished and semi-finished	$802.6	$722.2
Raw materials	280.1	260.9
Total cost	1,082.7	983.1
Adjustment to state inventories at LIFO value	(395.0)	(396.5)
Inventory, net	$687.7	$586.6